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                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                              Phone: (215) 988-2700
                            Facsimile: (215) 988-2757
                                   www.dbr.com

                                                            Loretta A. Wise
                                                            215-988-3357
                                                            loretta.wise@dbr.com

March 29, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

        RE:     The RBB Fund, Inc.
                (1933 Act Registration No. 33-20827)
                (1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

        On behalf of The RBB Fund, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectus and Statement of Additional Information dated March 24, 2005 for the Company's n/i numeric investors Small Cap Value Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on March 23, 2005.

        Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3357.

                                                     /s/ Loretta A. Wise
                                                     ---------------------------
                                                     Loretta A. Wise

LAW